INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets changes

	Year Ended December 31,
	2023	2022
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,757
Balance at end of year	5,757	5,757
Accumulated amortization:
Balance at beginning of year	(148)	(116)
Amortization charges	(31)	(32)
Balance at end of year	(179)	(148)
	5,578	5,609
Commercialization assets:
Cost:
Balance at beginning of year	89,373	89,373
Disposal during the year	(77,585)	—
Balance at end of year	11,788	89,373
Accumulated impairments and amortization:
Balance at beginning of year	(29,356)	(23,370)
Amortization and impairment charges	(514)	(5,986)
Disposal during the year	18,082	—
Balance at end of year	(11,788)	(29,356)
	—	60,017
	5,578	65,626